Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. A reconciliation of the Company’s effective tax rate is summarized as follows:

	At December 31,
	2022	2021	2020
	(in Euros)
Income taxes at Italy statutory rate	€(2,034,663)	€(1,296,797)	€(1,342,083)
Permanent differences	(160,133)	(1,189,844)	3,750
Other	715	(29,928)	-
Federal Income tax for Genenta Science, Inc.	(31,993)	(26,462)	-
Change in valuation allowance	2,226,074	2,543,031	1,338,333
Total provision expense for income taxes	€-	€-	€-

Schedule of deferred tax assets

Significant components of the Company’s net deferred tax assets are summarized as follows:

	At December 31,
	2022	2021	2020
	(in Euros)
Deferred tax assets
Net operating loss carryforwards	€9,197,563	€7,125,174	€4,692,845
Other	52,996	6,000	-
Allowance for corporate equity	422,011	315,322	210,620
Total deferred tax assets	9,672,570	7,446,496	4,903,464
Valuation allowance	€(9,672,570)	(7,446,496)	(4,903,464)
Net deferred tax assets	€-	€-	€-

Schedule of tax loss carryforwards expire

Tax loss carryforwards expire as follows:

	At December 31,
	2022	2021	2020
	(in Euros)
No expiration date	€5,487,085	€5,487,085	€5,487,085
No expiration date - DL 98/2011	33,054,966	24,241,891	14,066,434
Total	€38,542,051	€29,728,976	€19,553,519